Revenues (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Flights and flight related USD ($)	Dec. 31, 2014 Flights and flight related CNY	Dec. 31, 2013 Flights and flight related CNY	Dec. 31, 2012 Flights and flight related CNY	Dec. 31, 2014 Hotels USD ($)	Dec. 31, 2014 Hotels CNY	Dec. 31, 2013 Hotels CNY	Dec. 31, 2012 Hotels CNY	Dec. 31, 2014 Others USD ($)	Dec. 31, 2014 Others CNY	Dec. 31, 2013 Others CNY	Dec. 31, 2012 Others CNY
Components of revenue
Revenue from pay-for-performance services	$ 268,616	1,666,653	772,114	446,550	$ 188,768	1,171,229	551,123	307,708	$ 55,972	347,281	194,030	125,779	$ 23,876	148,143	26,961	13,063
Display advertising services	14,166	87,894	63,503	46,670
Other services	356	2,208	15,305	8,505
Total revenues	283,138	1,756,755	850,922	501,725
Additional disclosure related to deferred revenue
Deferred revenue	$ 373	2,315	1,424
Estimated period for which services are delivered recognized as deferred revenue	1 month	1 month	1 month